Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating Leases [Abstract]
Schedule of operating lease cost and other supplemental information
	Year ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Operating lease cost (1)	36,607,623	21,719,042	14,764,364

(1)	Amounts include short-term leases that are immaterial.

	December 31,
	2020	2021
	RMB	RMB

Weighted-average remaining lease term	1.2 Years	1 Year

Weighted-average discount rate	4.73%	4.73%

Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	18,327,069	15,478,630

ROU assets obtained in exchange for new operating lease liabilities	19,468,523	16,196,806

Schedule of reconciliation to the lease liabilities
Year ended December 31	RMB

2022	10,379,175
2023	4,780,870
2024	649,263
2025	246,756
2026	132,792
Thereafter	-

Total future operating lease payments	16,188,856

Less: imputed interest	(667,834)

Total present value of operating lease liabilities	15,521,022